Consolidation Statements of Changes in Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2018		$ 32,000	$ 217,395	$ 217,001	$ 7,373,306	$ 116,015	$ 7,955,717	$ 217,596	$ 8,173,313
Balance (in Shares) at Mar. 31, 2018	[1]	3,200,000
Capital contribution								65,168	65,168
Net income (loss) for the year					(946,183)		(946,183)	(72,344)	(946,183)
Appropriation of statutory reserves				5,179	(5,179)
Foreign currency translation gain (loss)						(523,184)	(523,184)	933	(522,251)
Balance at Mar. 31, 2019		$ 32,000	217,395	222,180	6,421,944	(407,169)	6,486,350	211,353	6,697,703
Balance (in Shares) at Mar. 31, 2019	[1]	3,200,000
Common stock issued net of stock issuance costs		$ 11,810	4,581,989				4,593,799		4,593,799
Common stock issued net of stock issuance costs (in Shares)	[1]	1,181,033
Net income (loss) for the year					(1,688,701)		(1,688,701)	47,614	(1,688,701)
Appropriation of statutory reserves				9,244	(9,244)
Foreign currency translation gain (loss)						(326,859)	(326,859)	(24,427)	(351,286)
Balance at Mar. 31, 2020		$ 43,810	$ 4,799,384	$ 231,424	$ 4,723,999	$ (734,028)	$ 9,064,589	$ 234,540	$ 9,064,589
Balance (in Shares) at Mar. 31, 2020	[1]	4,381,033
Common stock issued (in Shares)
Net income (loss) for the year					$ 681,051		$ 681,051	$ 341,087	$ 679,675
Appropriation of statutory reserves				92,396	(92,396)
Foreign currency translation gain (loss)						455,848	455,848	31,309	487,157
Balance at Mar. 31, 2021		$ 43,810	$ 4,799,384	$ 323,820	$ 5,312,654	$ (278,180)	$ 10,201,488	$ 606,936	$ 10,201,488
Balance (in Shares) at Mar. 31, 2021	[1]	4,381,033

[1]	Retrospectively restated for effect of stock split and reorganization